INCOME TAXES - Reconciliation (Details)	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Income Tax Disclosure [Line Items]
Federal statutory tax rate	35.00%	35.00%	35.00%	35.00%
State and local income taxes, net of Federal benefit	2.64%	5.02%	4.31%	4.24%
Foreign income taxes	0.03%	0.73%	(0.01%)	(0.06%)
Merger related expenses	(10.39%)	5.73%	0.00%	0.00%
Nondeductible expenses and other	(0.31%)	0.55%	(0.55%)	1.10%
Effective Income Tax Rate, Continuing Operations	26.97%	47.03%	38.75%	40.28%